Submission	Sep. 19, 2024
Submission [Line Items]
Central Index Key	0000072971
Registrant Name	WELLS FARGO & COMPANY/MN
Registration File Number	333-270532
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES